N-2	Jan. 23, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0002051024
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-284356
Investment Company Act File Number	811-24042
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	2
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	2
Entity Registrant Name	Champion Fund
Entity Address, Address Line One	2000 Central Ave.
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	888
Local Phone Number	577-7987
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Delayed or Continuous Offering	true
Registered Closed-End Fund [Flag]	true
Interval Fund [Flag]	true
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Maximum Sales Load (as a percentage of offering price)	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(1)	2.00%
(1)	A 2.00% early repurchase fee payable to the Fund applies to Shares tendered to and repurchased by the Fund within the first 185 days the shareholder held the Shares. This early repurchase fee is phased out over 545 days.

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[1]
Annual Expenses [Table Text Block]

Estimated Annual Expenses (as a percentage of average net assets attributable to Shares)
Management Fees	2.90%
Other Expenses(2)	2.35%
Acquired Fund Fees and Expenses(3)	0.50%
Total Annual Expenses	5.75%
Fee Waiver and/or Expense Reimbursement(4)	(0.85)%
Total Annual Expenses (After Fee Waiver and/or Expense Reimbursement)	4.90%
(2)	Other Expenses are based on estimated amounts for the Fund’s fiscal year ending March 31, 2026. Other Expenses include, but are not limited to, custody, transfer agency and administration, accounting, organizational, legal, and auditing fees of the Fund for its first fiscal year. Other Expenses also include an estimated 0.50% in annual ongoing Fund offering and marketing expenses.

(3)	Includes estimated fees and expenses of the Portfolio Funds in which the Fund expects to invest. The 0.50% figure shown as “Acquired Fund Fees and Expenses” reflects operating expenses of these Portfolio Funds—including management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds—but does not include any performance based fees or allocations paid by Portfolio Funds that are calculated solely on realization and/or distributions of gains (e.g., so-called “carried interest”), or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. The Portfolio Funds in which the Fund expects to invest generally charge an annual management fee of 1.00% to 2.00%, and approximately 20% of net profits as a carried interest allocation (the carried interest allocation is not reflected in the Acquired Fund Fees and Expenses figure provided above). The Acquired Fund Fees and Expenses disclosed above are based on historic returns of the types of Portfolio Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses. The Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s fiscal year ending March 31, 2026.

(4)	The Adviser has contractually agreed to waive its management fee and/or reimburse Fund expenses to the extent necessary so that the Fund’s total annual Operating Expenses (which exclude any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) do not exceed 4.90% of the Fund’s average daily net assets. For a period not to exceed three years from the date on which a waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the expense limitation in place at the time the management fees were waived and/or the Fund expenses were paid or reimbursed, or any expense limitation in place at the time the Fund would repay the Adviser, whichever is lower. This contractual expense limitation will remain in effect through the 4.90%, the one-year anniversary of the date of this prospectus, unless the Board approves its earlier termination.

Management Fees [Percent]	2.90%
Acquired Fund Fees and Expenses [Percent]	0.50%	[2]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.35%	[3]
Total Annual Expenses [Percent]	5.75%	[2]
Waivers and Reimbursements of Fees [Percent]	(0.85%)	[4]
Net Expense over Assets [Percent]	4.90%
Expense Example [Table Text Block]

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. Each example assumes that you invest $1,000 in the Fund’s Shares, that your investment has a 5% annual return, and that all Fund dividends and distributions are reinvested in the Fund at NAV. Each example also assumes that the Fund’s operating expenses (as described and estimated above) remain the same, except that (i) only the first year of each period in each example takes into account the expense waiver and/or reimbursement described above, and (ii) each example reflects the reduction of Fund operating expenses upon completion of recognition of organization and initial offering expenses.

Although your actual costs may be higher or lower, based on these assumptions and assuming you hold all of your Shares at the end of each period, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$164	$279	$567

If, at the end of each period, your Shares are repurchased in full by the Fund, your costs would be:

1 Year	3 Years	5 Years	10 Years
$64	$164	$279	$567

These examples should not be considered representations of the Fund’s future expenses, and the Fund’s actual expenses may be greater or less than those shown. While the examples assume a 5% annual return, as required by the SEC, the Fund’s performance will vary and may result in an annual return greater or less than 5%.

For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Management – [Investment Adviser, Subadviser, Management Contract and Subadvisory Contract]” and “Fund Expenses.”

Expense Example, Year 01	$ 49
Expense Example, Years 1 to 3	164
Expense Example, Years 1 to 5	279
Expense Example, Years 1 to 10	$ 567
Basis of Transaction Fees, Note [Text Block]	(as a percentage of offering price)
Other Transaction Fees, Note [Text Block]	A 2.00% early repurchase fee payable to the Fund applies to Shares tendered to and repurchased by the Fund within the first 185 days the shareholder held the Shares. This early repurchase fee is phased out over 545 days.
Other Expenses, Note [Text Block]	Other Expenses are based on estimated amounts for the Fund’s fiscal year ending March 31, 2026. Other Expenses include, but are not limited to, custody, transfer agency and administration, accounting, organizational, legal, and auditing fees of the Fund for its first fiscal year. Other Expenses also include an estimated 0.50% in annual ongoing Fund offering and marketing expenses.
Acquired Fund Fees and Expenses, Note [Text Block]	Includes estimated fees and expenses of the Portfolio Funds in which the Fund expects to invest. The 0.50% figure shown as “Acquired Fund Fees and Expenses” reflects operating expenses of these Portfolio Funds—including management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds—but does not include any performance based fees or allocations paid by Portfolio Funds that are calculated solely on realization and/or distributions of gains (e.g., so-called “carried interest”), or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. The Portfolio Funds in which the Fund expects to invest generally charge an annual management fee of 1.00% to 2.00%, and approximately 20% of net profits as a carried interest allocation (the carried interest allocation is not reflected in the Acquired Fund Fees and Expenses figure provided above). The Acquired Fund Fees and Expenses disclosed above are based on historic returns of the types of Portfolio Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses. The Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s fiscal year ending March 31, 2026.
Acquired Fund Fees Estimated, Note [Text Block]	The Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s fiscal year ending March 31, 2026.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective, Strategies, and Policies

The Fund’s investment objective is to is to achieve long-term capital appreciation through a strategically managed portfolio that provides investors with exposure to venture capital and private equity investments. The Fund’s investment objective is non-fundamental and may be changed by the Fund’s Board without shareholder approval. There can be no assurance that the Fund will achieve its investment objective.

Venture capital typically involves equity investments in early- through growth-stage startup companies with significant growth potential, often in technology companies. Early to mid-stage companies backed by venture capital typically do not generate regular positive cash at the time of investment and may require multiple rounds of financing before being sold privately or going public. Traditionally, venture capital investments have been predominantly accessible to accredited “angel” investors, qualified purchasers or venture capital firms, where such investors and institutions pool their capital into professionally managed funds that diversify investments across various companies. These venture capital funds are most often privately offered and restricted to institutions, high net worth, and family office investors.

Private equity typically involves equity investments in medium to large sized companies that are past the early growth stage (often associated with venture capital) but are not yet mature, meaning they are typically generating revenue and experiencing significant growth potential. Such companies fall into the “middle market” of company sizes when it comes to private equity investments. This typically involves companies with valuations running from tens of millions to a few hundred million dollars depending on market segment, type and firm definition. The exit pathway(s) for such investments may include mergers and acquisitions, leveraged and management buyouts, as well initial public offerings, depending on market conditions.

The Fund will seek to invest directly in Portfolio Companies alongside venture capital and private equity funds, and other institutional investors, to benefit from larger pools of capital.

The Fund is intended to offer all investors an opportunity to gain exposure to a broad range of venture capital and private equity investment opportunities typically only available to institutional, high net worth and family office investors.

Investment Strategy

In seeking to achieve its investment objective, the Fund primarily will invest over time in privately offered equity securities of venture- and private-equity backed operating companies (collectively, “Portfolio Companies”). Portfolio Companies the Fund intends to target may include:

●	start-up and early growth-stage growth venture-backed companies;
●	mature and late-stage venture-backed companies nearing potential liquidity events, such as initial public offerings, asset purchases, and mergers and acquisitions; and
●	mature, revenue generating middle-market private equity-backed companies.

The Fund anticipates acquiring interests in Portfolio Companies both directly from the issuer, including through co-investing with other venture capital funds, private equity funds, and other investors, and from third party holders of these interests in secondary transactions. The Fund has the flexibility to invest across various industries and to make investments into Portfolio Companies of various sizes and that are at various stages of growth.

The Fund expects to target investments in companies that focus on sports and athletics and adjacent industries, which may include:

●	Minority interests in sports teams, franchises, and leagues, including emerging sports leagues;

●	Sports technology, such as technology related to performance optimization (e.g., wearable tech and data analytics), fan engagement (e.g., augmented and virtual reality and fan interaction platforms), and operational intelligence (e.g., advance software solutions designed to improve decision-making for sports organizations);

●	Hospitality services and assets that connect sports, entertainment, and luxury, which may include interests in companies that hold real estate (such as hotels, restaurants, bars, condos, and similar properties around a sports stadium or other venue); and

●	Sports healthcare and medical innovations, such as sports medicine, health technology, and holistic care.

In addition, and while not a principal strategy, the Fund may invest in professionally managed private venture capital, private equity, and private real estate funds (collectively, “Portfolio Funds”). The Fund generally anticipates acquiring interests in Portfolio Funds directly from the issuer, although it may also acquire these interests indirectly from third-party holders in secondary transactions.

The Fund’s long-term goal is to primarily make direct investments in select Portfolio Companies, where it would invest in a privately negotiated stake in the equity of the Portfolio Company. During the Fund’s initial ramp-up period, however, the Subadviser anticipates that a greater portion of the Fund’s investments in Portfolio Companies and Portfolio Funds will be comprised of interests acquired from third party holders of these interests in secondary transactions.

For liquidity management or in connection with implementation of changes in asset allocation (including after liquidating investments) or when identifying private investments for the Fund during periods of large cash inflows (such as upon the Fund’s launch) or otherwise for temporary defensive purposes, the Fund may hold a substantial portion of its assets in cash or cash equivalents, liquid fixed-income securities and other liquid credit instruments, publicly-traded equity securities, mutual funds, money market funds, and exchange-traded funds. Due to the nature of the private markets for the types of private equity investments in which the Fund will invest and factors such as the competitive nature of the business of identifying and structuring investments of the types contemplated by the Fund and the limited availability of attractive investment opportunities during certain market cycles, the Subadviser expects that it may take up to two years for the Fund to be primarily invested in Portfolio Companies.

Although the Fund intends to primarily target investments in the United States, the Fund has the flexibility to invest across varying geographic regions (e.g., North America, Europe, Asia-Pacific, Australia, Africa, and Latin America) and industries, and intends to target venture-backed and private equity-backed companies. The Fund’s Portfolio Managers, Marques Colston and Nicholas Edwards, have experience investing outside the United States, including in venture capital startups located outside of the United States.

The allocation of the Fund’s assets to different strategies and regions will largely depend on the maturity and depth of the venture-backed and private equity-backets market in the applicable strategy or region.

The Subadviser expects to use a range of sources to identify potential Portfolio Companies and Portfolio Funds for investment. These sources may include unaffiliated venture capital and private equity managers and investors along with other industry partners with whom it has established relationships. Where appropriate, the Subadviser will look for opportunities to invest in Portfolio Companies alongside these other private investors.

The Fund will invest no more than 15% of its net assets in pooled investment vehicles that would be investment companies but for Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act (measured at the time of investment). The Subadviser anticipates that all or substantially all of the Portfolio Funds in which the Fund will invest will rely on Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act, and thus the Fund will be limited in its ability to invest in Portfolio Funds.

The Fund May Change Its Investment Strategies, Policies, Restrictions, and Techniques

Except as otherwise indicated and subject to the provisions of the Investment Company Act, the Fund may change any of its policies, restrictions, strategies, and techniques if the Board believes doing so is in the best interests of the Fund and its shareholders.

Fundamental and Non-Fundamental Policies

The SAI contains a list of the fundamental (those that may not be changed without shareholder approval) and non-fundamental (those that may be changed by the Board without shareholder approval) policies of the Fund under the heading “Investment Objective and Policies.”

Illiquid Securities

The Fund invests in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933, as amended (the “Securities Act”)) and other securities that are not readily marketable. There is no limit to the percentage of the Fund’s net assets that may be invested in illiquid securities, and the Fund expects to invest primarily in illiquid securities.

Risk Factors [Table Text Block]

Risks

Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment, or that you may lose part or all of your investment. Therefore, you should consider carefully the following principal risks before investing in the Fund. The risks described below are not, and are not intended to be, a complete enumeration or explanation of all of the risks involved in an investment in the Fund and the Shares. Prospective investors should read this entire prospectus and consult with their own advisers before deciding whether to invest in the Fund. The Shares are speculative and illiquid securities involving substantial risk of loss. An investment in the Fund is appropriate only for those investors who do not require a liquid investment, for whom an investment in the Fund does not constitute a complete investment program, and who fully understand and can assume the risks of an investment in the Fund.

Risk Related to our Business and Structure

Limited Operating History. The Fund is a newly organized and no operating history. The Fund does not currently have any historical financial statements or other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance. An investment in the Fund is therefore subject to all of the risks and uncertainties associated with a new business, including the risk that the Fund will not achieve its investment objective and that the value of any potential investment in Shares could decline substantially as a consequence.

This is the first investment portfolio advised by the Subadviser.

Closed-End Fund; Limited Liquidity of Shares; Repurchase Offers Risks. The Fund is a non-diversified, closed-end management investment company designed for long-term investors. The Fund is neither a liquid investment nor a trading vehicle. You should not invest in the Fund if you need a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis.

The Fund’ Shares are not listed for trading on any securities exchange and are not publicly traded. There is currently no secondary market for the Shares, and you should not rely on any secondary market developing for the Shares. Shares are subject to substantial restrictions on transferability.

Although the Fund will be making semiannual offers to repurchase its Shares beginning in August 2026 (each such offer expected to be limited to no more than 5% of the Fund’s outstanding Shares), these offers may be oversubscribed and there is no guarantee that you will be able to sell all of the Shares you desire in any semiannual repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of a repurchase offer being oversubscribed and subject to proration, may tender more Shares than they wish to have repurchased in a particular semiannual period, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. Such fluctuations may be exacerbated by currency fluctuations (to the extent the Fund invests in assets denominated in foreign currencies) and other developments. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders. Additionally, in certain instances, these repurchase offers may be suspended or postponed. See “Share Repurchases.”

Semiannual repurchases by the Fund of its Shares typically will be funded from available cash. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. In addition, the Fund may be required to sell portfolio securities (including at inopportune times) to satisfy repurchase requests, resulting in increased transaction costs that must be borne by the Fund and its shareholders. The sale of Fund assets to satisfy repurchase requests may also result in higher short-term capital gains for taxable shareholders. Furthermore, diminution in the size of the Fund may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

Non-Diversified Status. The Fund is a non-diversified fund. As defined in the Investment Company Act, a non-diversified fund may have a significant part of its investments in a smaller number of issuers than can a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Reliance on the Adviser and Subadviser. The Fund has no employees, and instead depends on the investment expertise, skill, and network of business contacts of the Adviser and the Subadviser. The Fund’s success depends to a significant extent on the continued service and coordination of the Adviser’s and the Subadviser’s professionals. The departure of any of the Adviser’s or the Subadviser’s professionals could have a material adverse effect on the Fund’s ability to achieve its investment objective.

The Fund’s ability to achieve its investment objective depends on the Subadviser’s ability to identify, analyze, invest in, and monitor companies and investments that meet the Fund’s investment criteria. The Subadviser’s capabilities in structuring the investment process and providing competent, attentive and efficient investment services to the Fund depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Subadviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Subadviser may be unable to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations. Neither the Adviser nor the Subadviser is required to devote its full time to the business of the Fund, and there is no guarantee or requirement that any investment professional or other employee of the Adviser or the Subadviser will allocate a substantial portion of his or her time to the Fund.

Offering Risk. To the extent the Fund is not able to raise sufficient funds through the sale of Shares, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and an investor could lose some or all of the value of his or her investment in the Shares. In addition, because many of the Fund’s expenses are fixed, it is anticipated that shareholders will bear a larger proportionate share of Fund expenses if the Fund does not grow to a significant extent.

Use of Proceeds. The Subadviser has significant flexibility in applying the proceeds of the continuous offering of the Fund’s Shares, and may use the net proceeds from this offering in ways with which you do not agree, including to market the Fund to other investors, or for purposes other than those contemplated at the time of this offering. There is no assurance that the Subadviser will be able to successfully use the proceeds of this offering within the timeframe contemplated. The Subadviser will also use the proceeds of this offering to pay the Fund’s organizational, offering, marketing, and operating expenses, including due diligence expenses of potential new investments, which are substantial. These Fund expenses will lower the Fund’s returns. In addition, there is no guarantee that the Fund’s offering of Shares will be successful or that the Fund’s expense ratio (which is estimated in this prospectus) will decline in future years.

Although the Fund currently intends to invest the proceeds from the sale of the Shares offered hereby as soon as practicable, such investments may be delayed if suitable investments are unavailable at the time. Delays the Fund encounters in the selection, due diligence and acquisition of investments would likely limit the Fund’s ability to pay distributions and lower overall returns.

Expense Risk. The annual Fund expenses shown in the “Summary of Fund Fees and Expenses” section of this prospectus are estimates and the actual costs of investing in the Fund may be significantly higher than the estimated Fund expenses shown for a variety of reasons, including, for example, if the Fund does not raise sufficient assets in its first year to have an average net asset value of $50 million or if the actual expenses the Fund incurs during its first year exceed its estimates. The Fund has a higher management fee than most other closed-end funds.

Amount or Frequency of Distributions. The amount of any distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, there is no assurance that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions, or any distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, tax requirements, and such other factors as the Board may deem relevant from time to time.

A portion of the distributions the Fund makes may represent a return of capital for U.S. federal tax purposes. A return of capital generally is a return of your investment in the Fund rather than a return of earnings or gains derived from the Fund’s investment activities, and will be made after deduction of the fees and expenses payable in connection with the offering and the Fund’s operations, including any fees payable to the Adviser and the Subadviser. See “Tax Matters” for additional information.

Competition for Investment Opportunities Risk. The Fund will be competing with other investment companies, investment funds (including private venture capital, private equity, and real estate funds), and institutional investors in making private investments. Many of these competitors are substantially larger and have considerably greater financial, technical, and marketing resources than the Fund. Some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. The Fund may lose investment opportunities if it is unable to match its competitors’ pricing, terms, and structure. Furthermore, many competitors are not registered investment companies and are thus not subject to the regulatory restrictions that the Investment Company Act imposes on the Fund. As a result of this competition, the Fund may not be able to pursue attractive private investment opportunities from time to time.

While the Fund is currently the Subadviser’s sole client, investment funds that the Subadviser (or an affiliate of the Subadviser) may advise in the future may invest in asset classes similar to those targeted by the Fund. As a result, the Subadviser and/or its affiliates may face conflicts in allocating investment opportunities between the Fund and these other investment funds. For example, an investment opportunity that is suitable for multiple clients of the Subadviser and its affiliates may not be shared among some or all of such clients and affiliates due to the limited scale of the opportunity or other factors, including restrictions imposed by the Investment Company Act or the Fund. Should the Subadviser (or an affiliate of the Subadviser) advise other investment funds in the future that invest in asset classes similar to those targeted by the Fund, the Subadviser intends to allocate investment opportunities to the Fund in a manner it deems to be fair and equitable over time. However, it is possible that over time the Fund would not be able to participate in certain investments made by affiliated investment funds that it might otherwise have desired to participate in.

Potential Reliance on Projections. In selecting and monitoring Fund investments, the Subadviser will from time to time rely upon projections, forecasts or estimates developed by the Subadviser or by a Portfolio Company or Portfolio Fund in which the Fund is invested or is considering making an investment concerning the Portfolio Company’s or Portfolio Fund’s future performance and cash flow. Projections, forecasts and estimates are forward-looking statements and are based upon certain assumptions. Actual events are difficult to predict and beyond the Fund’s control, and may differ materially from those assumed. Some important factors which could cause actual results to differ materially from those in any forward-looking statements include changes in interest rates and domestic and foreign business, market, financial or legal conditions, among others. Accordingly, there can be no assurance that estimated returns or projections can be realized or that actual returns or results for the Fund or its investments will not be materially lower than those estimated or targeted.

Affiliation Risk and Inability to Vote. The Fund may be precluded from investing in certain Portfolio Companies and Portfolio Funds due to regulatory implications under the Investment Company Act or other laws, rules or regulations, or may be limited in the amount it can invest in the voting securities of a Portfolio Company or Portfolio Fund, in the size of the economic interest it can have in the company or fund, or in the scope of influence it is permitted to have in respect of the management of the company or fund. Should the Fund be required to treat a Portfolio Company or a Portfolio Fund in which it has invested as an “affiliated person” under the Investment Company Act, the Investment Company Act would impose a variety of restrictions on the Fund’s dealings with the Portfolio Company or Portfolio Fund. Moreover, these restrictions may arise as a result of investments by future clients of the Subadviser or its affiliates in a Portfolio Company or Portfolio Fund. These restrictions may be detrimental to the performance of the Fund compared to what it would be if these restrictions did not exist, and could impact the universe of investable Portfolio Companies and Portfolio Funds for the Fund. The fact that many Portfolio Companies and Portfolio Funds may have a limited number of investors and a limited amount of outstanding equity heightens these risks.

The Fund may be able to avoid a Portfolio Company or a Portfolio Fund being deemed an “affiliated person” of the Fund by owning less than 5% of the voting securities of such Portfolio Company or Portfolio Fund. To limit its voting interest in a Portfolio Company or a Portfolio Fund, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in the Portfolio Company or Portfolio Fund. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. These voting waiver arrangements may increase the ability of the Fund and other future clients of the Subadviser to invest in certain Portfolio Companies and Portfolio Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Company or Portfolio Fund, the Fund will not be able to vote on matters that require the approval of such Portfolio Company’s or Portfolio Fund’s investors, including matters where the Fund is disadvantaged by its inability to vote.

There are, however, other statutory tests of affiliation (such as on the basis of control) and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Company or Portfolio Fund. If a Portfolio Company or Portfolio Fund is deemed to be an “affiliated person” of the Fund, transactions between the Fund and such Portfolio Company or Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued and held on the Fund’s books at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, or human error. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. When market quotations are not available, the Adviser may price such investments pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of the Fund’s investments. Technological issues and/or errors by pricing services or other third-party service providers may also impact the Fund’s ability to value its investments and the calculation of the Fund’s NAV.

When market quotations are not readily available or are deemed to be inaccurate or unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing may require determinations that are inherently subjective and inexact about the value of a security or other asset. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Fund is able to obtain upon sale, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

A substantial portion of the Fund’s assets are expected to consist of securities of private companies for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Fund at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.

The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by the Fund may trade with bid-offer spreads that may be significant. In addition, the Fund will hold privately placed securities for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

The Fund’s NAV is a critical component in several operational matters including computation of advisory and services fees and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund. The Fund may need to liquidate certain investments, including illiquid investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining shareholders to the benefit of shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage shareholders whose Shares were accepted for repurchase to the benefit of remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its NAV, see “Determination of Net Asset Value.”

Investment Dilution Risk. The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Amended and Restated Declaration of Trust (“Declaration of Trust”) authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund expects to sell additional Shares or other classes of Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.

Legal, Litigation and Regulatory Action Risk. The Fund, the Adviser, the Subadviser, and their affiliates are subject to a number of unusual risks, including changing laws and regulations, developing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. These risks and their potential consequences are often difficult or impossible to predict, avoid or mitigate in advance, and might make some investments unavailable to the Fund. The effect on the Fund, the Adviser, the Subadviser, or any affiliate of any such legal risk, litigation or regulatory action could be substantial and adverse. In addition, any litigation may consume substantial amounts of the Adviser’s and/or Subadviser’s time and attention, and that time and the devotion of resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation.

No Independent Underwriter. The Fund is conducting the continuous offering of the Fund’s Shares without the aid of an independent principal underwriter. Accordingly, Fund shareholders will not have the benefit of an independent due diligence review and investigation of the type normally performed by an independent principal underwriter in connection with the offering of securities.

Certain states impose additional requirements on issuers, and their officers and agents, that offer securities in the state without the use of a principal underwriter, while other states may require certain Fund officers or personnel of the Adviser to register as an “agent”, “issuer agent,” or similar in the state. Compliance with these requirements creates regulatory risk and extra expenses for the Fund.

Cyber Security Risk. With the increased use of technologies such as the Internet to conduct business, the Fund and its service providers, as well as the Web App, are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the Web App, the Adviser, the Subadviser, or other Fund service providers (including, but not limited to, fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. As a result, the Fund or its shareholders could be negatively impacted.

The Web App, through its third-party hosting facilities, will electronically store investors’ bank information, social security numbers, and other personally-identifiable sensitive data that is submitted through the Web App. Similarly, certain Fund service providers, including the Fund’s Administrator, may process, store, and transmit such information. The Fund has procedures and systems in place that it believes are reasonably designed to protect this sensitive information and prevent data losses and security breaches. However, these measures cannot provide absolute security. Any accidental or willful security breach or other unauthorized access could cause shareholders’ secure information to be stolen and used for criminal purposes, and shareholders would be subject to increased risk of fraud or identity theft. Because techniques used to obtain unauthorized access or to sabotage systems change frequently and generally are not recognized until they are launched against a target, we and the third-party hosting facilities we use may be unable to anticipate these techniques or to implement adequate preventative measures. Any security breach, whether actual or perceived, could harm the Fund’s reputation, resulting in the potential loss of investors and adverse effect on the value of a shareholder’s investment in the Fund.

Opinions and Forward-Looking Statements May Not Be Correct. This prospectus and the Fund’s marketing materials may contain many opinions and forward-looking statements about the direction and future performance of venture capital, private equity, and real estate markets, and venture capital, private equity, and real estate secondaries and co-investment markets, the relative merits of various investment strategies and investment firms, and the capabilities and competitive strength of the Adviser, the Subadviser, and the Fund. These statements include predictions, statements of belief and expectation, and may include the use of qualitative terms such as “best-of-class,” “superior” and “top-tier.” Investors should understand that such statements represent the current views of the Adviser, Subadviser, or other third party sources, that other market participants might have differing views, and that the actual events, including the actual future performance of the venture capital, private equity, and real estate markets and venture capital, private equity, and real estate secondaries and co-investment markets and the Fund could differ sharply from the opinions and forward-looking statements contained in the Fund’s prospectus and marketing materials. Any such departures could materially affect the performance of the Fund. In addition, the Adviser has not independently verified any of the information provided by third party sources and cannot ensure its accuracy. For all of the reasons set above and others, prospective investors are cautioned not to place undue reliance on opinions, statements, and performance.

Risks Related to Fund Investments

Venture Capital and Private Equity Investing Risks. While venture capital and private equity investments offer the opportunity for significant gains, these investments also involve an extremely high degree of business and financial risk and can result in substantial losses. There generally will be little or no publicly available information regarding the status and prospects of Portfolio Companies. For example, Portfolio Companies will generally not be subject to SEC reporting requirements, will generally not be required to maintain accounting records in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and are generally not required to maintain effective internal controls over financial reporting. As a result, the Adviser and the Subadviser may not have timely or accurate information about the business, financial condition and results of operations of the Portfolio Companies in which the Fund invests. Many investment decisions by the Subadviser will be dependent upon the ability to obtain relevant information from non-public sources, and the Subadviser may be required to make decisions without complete information or in reliance upon information provided by third parties that is impossible or impracticable to verify.

Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and the reduction or loss of the Fund’s investment. Portfolio Companies are also more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Portfolio Company and, in turn, on the Fund. At the time of the Fund’s investment, a Portfolio Company may lack one or more key attributes (e.g., proven technology, marketable product, complete management team, or strategic alliances) necessary for success. In most cases, investments will be long term in nature and may require many years from the date of initial investment before disposition.

The marketability and value of each Portfolio Company investment will depend upon many factors beyond the Subadviser’s control. Portfolio Companies may have substantial variations in operating results from period to period, face intense competition, and experience failures or substantial declines in value at any stage. The public market for startup and emerging growth companies is extremely volatile. Such volatility may adversely affect the development of Portfolio Companies, the ability of the Fund to dispose of investments, and the value of investment securities on the date of sale or distribution by the Fund. In particular, the receptiveness of the public market to initial public offerings by the Fund’s Portfolio Companies may vary dramatically from period to period. An otherwise successful Portfolio Company may yield poor investment returns if it is unable to consummate an initial public offering at the proper time. Even if a Portfolio Company effects a successful public offering, the Portfolio Company’s securities may be subject to contractual “lock-up,” securities law or other restrictions, which may, for a material period of time, prevent the Fund from disposing of such securities. Similarly, the receptiveness of potential acquirers to the Fund’s Portfolio Companies will vary over time and, even if a Portfolio Company investment is disposed of via a merger, consolidation or similar transaction, the Fund's stock, security or other interests in the surviving entity may not be marketable. There can be no guarantee that any Portfolio Company investment will result in a liquidity event via public offering, merger, acquisition or otherwise. Generally, the investments made by the Fund will be illiquid and difficult to value, and there will be little or no collateral to protect an investment once made.

Following its initial investment in a given Portfolio Company, the Fund may decide to provide additional funds to such portfolio company or may have the opportunity or otherwise need to increase its investment in a Portfolio Company. There is no assurance that the Fund will have the opportunity to make follow-on investments, will make follow-on investments or will have sufficient available funds to make follow-on investments. Any decision by the Fund not to make follow-on investments or its inability to make such investments may have a substantial negative effect on a Portfolio Company in need of such additional capital or may result in a lost opportunity for the Fund to increase its participation in a successful operation.

These same risks will also apply to the venture capital and private equity Portfolio Funds in which the Fund may invest.

Investment Focus Risk. The Fund may focus its investments in a limited number of issuers. Focusing the Fund’s portfolio in this manner could subject the Fund to a greater degree of risk with respect to the failure of one or a few investments and the Fund’s portfolio will be more susceptible to fluctuations in value resulting from poor performance of a limited number of its investments. As a result, the Fund’s aggregate return may be volatile and may be affected substantially by the performance of only one or a few holdings.

Technology Sector (Concentration) Risk. The Fund’s portfolio will be concentrated in securities issued by technology companies and other investments that provide economic exposure to technology companies and, as such, it may be subject to more risks than if it were broadly diversified across additional sectors and industries of the economy. The market prices of interests in technology companies historically have exhibited a greater degree of market risk and price volatility than other types of investments. These investments may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Investments in technology companies also may be affected adversely by changes in technology, consumer and business purchasing patterns, short product cycles, falling prices and profits, government regulation, lack of standardization or compatibility with existing technologies, intense competition, aggressive pricing, dependence on copyright and/or patent protection and/or obsolete products or services.

Certain technology companies may face special risks that their products or services may not prove to be commercially successful. Technology companies are also strongly affected by worldwide scientific or technological developments, and as a result, their products may rapidly become obsolete. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-related sectors have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by the companies that operate in technology-related sectors may decrease over time, which could adversely affect their operating results. Technology companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, a rising interest rate environment tends to negatively affect technology companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, technology companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings.

Technology companies are often smaller companies with less experienced management teams and they may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets. The foregoing factors may negatively impact the value of any equity securities that the Fund may hold, which could in turn materially adversely affect the Fund’s business, financial condition and results of operations.

A technology company’s failure or inability to obtain, maintain, protect or enforce its proprietary, contractual and/or intellectual property rights, including any unregistered intellectual property, and the costs involved in such action could harm the company’s business, financial condition, results of operations and prospects, and could lead to reputational loss with the company’s rightsholder partners and potential legal implications if the company is unable to protect and monetize its intellectual property. Failure to obtain intellectual property protection that is sufficiently broad may diminish a company’s competitive advantages or interfere with its ability to develop and market products and services.

A technology company may also face claims for intellectual property infringement, which could subject it to unanticipated legal and advisory fees, monetary damages, or limit it in using some of its technologies or providing certain solutions.

Companies Focused on Sports and Athletics Risk. Because the Fund intends to invest in companies that focus on sports and athletics and adjacent industries, its performance will be especially sensitive to developments that affect those companies. In general, the success of companies focused on sports and athletics relies on consumer discretionary spending, which generally falls during economic downturns.

●	Professional Sports Teams and Leagues. Professional sports teams and leagues are dependent upon the performance and/or popularity of their franchises and compete, in varying respects and degrees, with other sporting events delivered over television networks, radio, the internet and online services, mobile applications and other alternative sources. In addition, professional sports teams and leagues are largely dependent on their ability to attract strong attendance to their professional sports franchises’ home games and compete, in certain respects and to varying degrees, with other leisure-time activities and entertainment options such as television, motion pictures, concerts and other live performances, restaurants and nightlife venues, the internet, social media and social networking platforms and online and mobile services, including sites for online content distribution, video on demand and other alternative sources of entertainment. Professional sports companies are also dependent upon their ability to develop, obtain and retain talented players as well as the on-field success of their teams and injuries to players also pose risk. The financial success of many professional sports teams and leagues is dependent on the revenue they derive from the sale of broadcasting rights and any decline could adversely affect the revenue that can be derived from the sale of these broadcasting rights. Economic downturns and other adverse conditions, such as suspension of sports events or limitation on in-person attendance at such events, can negatively affect their operations. Ticket sales and broadcasting revenue in part depend on personal disposable income and consumer and corporate spending. Any economic downturn or other deterioration in economic conditions, such as inflation, slower growth, unemployment levels, credit availability, fuel prices, interest rates, tax rates, trade relations and regulations, or other factors, are likely to have a negative impact on consumer and corporate discretionary spending and otherwise lead companies in affected industries to cut costs in response to these changed circumstances.

●	Sports and Athletics Technology Companies. Companies focusing on sports and athletic technologies face the same risks as described above under “Technology Sector (Concentration) Risk.” In addition, certain sports and athletics technology companies may rely heavily on partnering with specific sports organizations, from which they may acquire specific rights including (inter alia) data and licensing rights. A company’s overreliance on or loss of existing relationships with sports organizations, failure to win future tenders for new and/or existing rights packages, inability to meet the cost of rising rights acquisition fees, or failure to renew or expand existing relationships may cause unanticipated costs or loss of competitive advantage or require a company to modify, limit, or discontinue certain offerings, which could materially affect the company’s business, financial condition, results of operations, and prospects.

●	Hospitality Services and Assets Risks. Companies involved in hospitality and related services connected to or around sports (which may include restaurants, bars, and hotels in and around sports venues) are subject to a number of risks, including many of the risks discussed above with respect to professional sports teams and leagues. These companies typically face intense competition for customers and are rely largely on the success of specific sports teams or sports leagues in drawing fans. These companies are also subject to changes in general and local economic and financial conditions, local real estate market conditions, periodic overbuilding in specific markets, the recurring need for renovation and refurbishment, changes in tax and interest rates, the availability of financing for operating and capital requirements, natural disasters and extreme weather conditions, labor disputes (including league lockouts and similar), and adverse changes in zoning laws and other regulations. Certain of these companies may be dependent on the success of a single location or very few locations.

●	Sports and Athletic Healthcare Companies. Healthcare focused companies are subject to the general risks associated with the healthcare sector, including, among others, changes in government regulations, dependence on patents and intellectual property rights, industry and pricing competition, long and costly processes for obtaining new product approval by the U.S. Food and Drug Administration (the “FDA”), and extensive research and development, marketing, and sales costs. The revenues, income (or losses), and valuations of healthcare-focused companies can and often do fluctuate suddenly and dramatically, particularly if their products are up for regulatory approval or under regulatory scrutiny. Healthcare-focused companies are typically subject to the risks of new technologies along with competitive pressures and regulations and restrictions imposed by the FDA, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

Co-Investment Risk. It is anticipated that the Fund will co-invest in Portfolio Companies sourced by third party investors unaffiliated with either the Fund or its affiliates, such as private venture capital and private equity funds. The Fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of the lead investor in the transaction. To the extent that the lead investor in such a co-investment opportunity assumes control of the management of the Portfolio Company, the Fund will be reliant not only upon the lead investor’s ability to research, analyze, negotiate and monitor such investments, but also on the lead investor’s ability to successfully oversee the operation of the company’s business. The Fund’s ability to dispose of such investments is typically severely limited, both by the fact that the securities are unregistered and illiquid and by contractual restrictions that may preclude the Fund from selling such investment. Often the Fund may exit such investment only in a transaction, such as an initial public offering or sale of the company, on terms arranged by the lead investor. Such investments may be subject to additional valuation risk, as the Fund’s ability to accurately determine the fair value of the investment may depend upon the receipt of information from the lead investor. The valuation assigned to such an investment through application of the Fund’s valuation procedures may differ from the valuation assigned to that investment by other co-investors. In some cases, the Fund may pay fees such as placement fees, management fees, administrative fees and/or performance fees to venture capital and private equity fund sponsors in connection with a co-investment transaction in which the Fund participates, which fees would be in addition to the fees charged to the Fund by the Adviser and would be indirectly borne by investors in the Fund.

Follow-On Investment Risk. The Fund’s investments in Portfolio Companies may require follow-on investments. The Fund may be required to provide follow-on funding for its Portfolio Companies or have the opportunity to make additional investments in such Portfolio Companies. There can be no assurance that the Fund will have sufficient funds to make any such additional investments. Any decision by the Fund not to make follow-on investments or its inability to make them may have a negative impact on a Portfolio Company in need of such an investment, which could, in turn, have a negative effect on the Fund’s returns. To the extent the Fund does not participate in a follow-on investment (which may be due to a number of factors, including not having sufficient uncommitted capital reserves to make the investment or restrictions under the Investment Company Act), then the Fund’s interest in the Portfolio Company may be diluted or subordinated to the new capital being invested.

Private Company Risks. Investments in start-up and growth-stage private companies (Portfolio Companies) involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. The Fund may not be able to sell such investments when the Subadviser deems it appropriate to do so because they are not publicly traded. As such, these investments are generally considered to be illiquid until a company’s public offering (which may never occur) and are often subject to additional contractual restrictions on resale following any public offering that may prevent the Fund from selling its shares of these companies for a period of time. Market conditions, developments within a company, investor perception or regulatory decisions may adversely affect a late-stage Portfolio Company and delay or prevent such a company from ultimately offering its securities to the public. Even if a Portfolio Company does issue shares in an initial public offering, initial public offerings are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. In addition:

●	Complex Capital Structures. The types of private companies in which the Fund seeks to invest frequently have much more complex capital structures than traditional publicly-traded companies, and may have multiple classes of equity securities with differing rights, including rights with respect to voting and distributions. In addition, it is often difficult to obtain information with respect to private companies’ capital structures, and even where the Subadviser is able to obtain such information, there can be no assurance that the information is complete or accurate. In certain cases, private companies may also have preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when the Subadviser has limited information with respect to such capital structures. There can be no assurance that the Fund will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a Portfolio Company’s equity securities. Any failure on the Subadviser’s part to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause the Fund to lose part or all of its investment, which in turn could have a material and adverse effect on the Fund’s performance.

●	Drag-Along Rights. The Portfolio Company securities the Fund acquires (or into which they are convertible) may be subject to drag-along rights, a standard term in a stock purchase agreement that permits a majority stockholder in a company to force minority stockholders to join in the sale of the company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force the Fund to liquidate its position in a Portfolio Company at a specified price, which could be, in the Subadviser’s opinion, inadequate or undesirable or even below the cost at which the Fund acquired the investment. In this event, the Fund could realize a loss or fail to realize gain in an amount that the Subadviser deems appropriate on the investment. Accordingly, the Fund may not be able to realize gains from its investments, and any gains that the Fund does realize on the disposition of any investments may not be sufficient to offset any other losses it experiences.

Portfolio Fund Risks. While not a principal investment company, investments in Portfolio Funds are generally subject to the same risks described elsewhere in this “Risks” section with respect to the Fund’s direct investments in Portfolio Companies. Additional risks also apply to the Fund’s investment in Portfolio Funds, including:

●	Illiquid Investments. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly.

●	Valuation Risk. Portfolio Fund interests are ordinarily valued based upon valuations provided by the Portfolio Fund’s sponsor or manager, which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund’s manager. A Portfolio Fund’s manager may face a conflict of interest in valuing such securities since their values may have an impact on the manager’s compensation. The Fund expects that most Portfolio Funds in which it will invest will require an annual independent audit of their financial statements, which includes testing of portfolio valuations made by the Portfolio Fund’s manager. The Subadviser will review and perform due diligence on the valuation procedures used by each Portfolio Fund’s manager and monitor the returns provided by the Portfolio Funds. However, neither the Subadviser nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.

●	Duplication of Fees. The Fund may pay asset-based fees and performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the management fee the Fund pays to the Subadviser. Fund shareholders will indirectly bear their proportionate share of the expenses of the Portfolio Funds, in addition to their proportionate share of the expenses of the Fund. Thus, a Fund shareholder may be subject to higher operating expenses than if the shareholder invested in the Portfolio Funds directly. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for investment in Portfolio Funds.

●	Performance Fees. Performance-based fees charged by Portfolio Fund managers may create incentives for the Portfolio Fund managers to make risky investments, and may be payable by the Fund to a Portfolio Fund manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative.

●	Unregistered Funds and Managers. Portfolio Funds generally are not registered as investment companies under the Investment Company Act; therefore, the Fund, as an investor in Portfolio Funds, will not have the benefit of the protections afforded by the Investment Company Act. Portfolio Fund managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Portfolio Funds managed by such Portfolio Fund managers, will not have the benefit of certain of the protections afforded by the Advisers Act.

●	Limited Operating Histories. The Fund may invest in Portfolio Funds that have only limited operating histories.

●	Regulatory Limitations. There is a risk that the Fund may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the Investment Company Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. For example, the Fund is required to disclose the names and current fair market value of its investments in Portfolio Funds on a periodic basis, and a Portfolio Fund may object to public disclosure concerning the Fund’s investment and the valuation of such investment. Furthermore, an investment by the Fund could cause the Fund and other funds managed or sub-advised by the Adviser or the Subadviser to become affiliated persons of a Portfolio Fund under the Investment Company Act and prevent them from engaging in certain transactions. The Fund may forego certain voting rights with respect to the Portfolio Funds in an effort to avoid “affiliated person” status under the Investment Company Act. The Adviser or the Subadviser may also refrain from including a Portfolio Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the Investment Company Act for the Fund and the Adviser’s or the Subadviser’s other clients if such an investment was made. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations.

●	Limited Information. Although the Subadviser will seek to receive detailed information from each Portfolio Fund regarding its historical performance and business strategy, in most cases the Subadviser will have little or no means of independently verifying this information. A Portfolio Fund may use proprietary investment strategies that are not fully disclosed to the Subadviser, which may involve risks under some market conditions that are not anticipated by the Subadviser.

●	In-Kind Distributions. The Fund may receive from a Portfolio Fund an in-kind distribution of securities that may be illiquid or difficult to value and difficult to dispose of.

●	Responding to Capital Calls. The Fund may be required to make incremental contributions pursuant to capital calls issued from time to time by a Portfolio Fund. If the Fund fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund.

●	Investment Concentration. A Portfolio Fund may focus on a particular industry or sector, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Portfolio Fund may focus on a particular country or geographic region, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions.

●	Negative Returns. Portfolio Funds may have little or no near-term cash flow available to distribute to its investors, including the Fund. Due to the pattern of cash flows in Portfolio Funds and the illiquid nature of their investments, Investors typically will see negative returns in the early stages of Portfolio Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Portfolio Fund’s investments are successful.

Although the Fund will be an investor in the Portfolio Funds, investors in the Fund will not themselves be equity holders of the Portfolio Funds and will not be entitled to enforce any rights directly against the Portfolio Funds or the Portfolio Fund managers, or assert claims directly against the Portfolio Funds, the Portfolio Fund managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio Funds that may be available to the Fund as an investor in the Portfolio Funds.

Fixed-Income Securities Risk. As noted above, the Fund may invest in and hold liquid fixed-income securities for liquidity management, in connection with implementation of changes in asset allocation (including following liquidation of an investment), or when identifying private investments for the Fund during periods of large cash inflows or otherwise for temporary defensive purposes. The fixed-income securities in which the Fund may invest are generally subject to the following risks:

●	Interest Rate Risk. The market value of fixed income securities in which the Fund may invest can be expected to vary inversely with changes in interest rates. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in the Fund’s NAV.

●	Credit Risk. The issuer of a fixed-income security may be unable or unwilling to make interest and/or principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If this occurs, or is perceived as likely to occur, the value of the fixed-income security may fall significantly.

●	Duration Risk. Duration measures the weighted average term to maturity of a fixed-income security’s expected cash flows. In general, fixed-income securities with longer durations are more sensitive to interest rate fluctuations (and thus typically experience higher volatility and are higher risk) than those with shorter durations. Duration also represents the approximate percentage change that the price of a fixed-income security would experience for a 1% change in interest rates. For example, the value of a fixed-income security with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%, while the value of a fixed-income security with a duration of two years would be expected to fall approximately 2% if interest rates rose by 1%.

The Fund has no set policy regarding the portfolio maturity or duration of the fixed-income securities it may hold. There can be no assurance that the Subadviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the duration or maturity of the fixed-income portion of the Fund’s portfolio (if any) will be successful at any given time.

Publicly Traded Equity Securities Risk. Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. Common stocks of companies that operate in certain sectors or industries tend to experience greater volatility than companies that operate in other sectors or industries or the broader equity markets. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common equity securities in which the Fund may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers.

Other Investment Companies Risks. For liquidity management or in connection with implementation of changes in asset allocation or when identifying private investments for the Fund during periods of large cash inflows or otherwise for temporary defensive purposes, the Fund may invest in securities of money market funds, mutual funds, and exchange-traded funds (“ETFs”). To the extent that the Fund invests in these other investment companies, there will be some duplication of expenses because the Fund will bear its pro rata portion of such funds’ management fees and operational expenses in addition to the Fund’s own management fees and operational expenses. There is no assurance that a money market fund’s, mutual fund’s, or ETF’s investment objectives will be achieved, and these investments can lose money.

Certain money market funds that operate in accordance with Rule 2a-7 under the Investment Company Act float their net asset value while others seek to reserve the value of investments at a stable net asset value (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed, and it is possible for the Fund to lose money by investing in these and other types of money market funds. Shares of ETFs trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Accordingly, the price the Fund pays or receives with respect to buying or selling an ETF’s shares may be higher or lower than the net asset value of those shares.

Illiquid Investments and Restricted Securities Risk. The Fund may invest without limitation in illiquid or less liquid investments or investments for which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.

Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. For example, Rule 144A under the Securities Act provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers, such as the Fund. However, an insufficient number of qualified institutional buyers interested in purchasing the Rule 144A-eligible securities that the Fund holds could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. When registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses and considerable time may pass before the Fund is permitted to sell a security under an effective registration statement. If adverse market conditions develop during this period, the Fund might obtain a less favorable price than the price that prevailed when the Fund decided to sell. The Fund may be unable to sell restricted and other illiquid investments at opportune times or prices.

Minority Investor Risks. The Fund expects in almost all cases to be a minority investor when investing in Portfolio Companies and Portfolio Funds, and will not have the ability to control or influence the operations of such Portfolio Companies and Portfolio Funds, nor will it have the right to remove the managers thereof. Rather, Fund will be reliant on the existing management and boards of directors of such companies and funds, which may include representatives of other unaffiliated investors whose interests may at times conflict with the Fund’s interests. The Fund could therefore be adversely affected by actions taken by management or any holders of a majority in interest of the Portfolio Companies and Portfolio Funds in which it invests.

Non-U.S. Investments Risk. Non-U.S. securities involve certain factors not typically associated with investing in U.S. securities, including risks relating to: (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various foreign currencies in which foreign investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) inflation matters, including rapid fluctuations in inflation rates; (iii) differences between the U.S. and foreign securities markets, including potential price volatility in and relative liquidity of some foreign securities markets, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and the potential of less government supervision and regulation; (iv) economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; (v) the possible imposition of foreign taxes on income and gains recognized with respect to such securities; and (vi) difficulties in enforcing legal judgements in foreign courts.

Laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Fund.

In addition, settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Communications between the United States and foreign countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

Foreign Currency Risk. Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Subadviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

The Fund may hold investments located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors

Secondary Investments Risks. The Fund may acquire interests in Portfolio Companies and Portfolio Funds from third party holders of these interests in secondary transactions (“Secondary Investments”). In many cases, the economic, financial and other information available to and used by the Subadviser in selecting and structuring Secondary Investments may have been prepared by the sponsor of the Secondary Investment, may be incomplete or unreliable, and/or may not be verifiable by the Subadviser. The Fund will also not have the opportunity to negotiate the terms of Secondary Investments, including any special rights or privileges. Valuation of Secondary Investments may be difficult because there will generally be no established market for such interests. Moreover, the purchase price of Secondary Investments will be subject to negotiation with the sellers of such interests and may, in certain cases, include the Fund’s assumption of certain contingent liabilities. The overall performance of the Fund may depend in part on the accuracy of the information available to the Subadviser, the acquisition price paid by the Fund for the Secondary Investments and the structure of such acquisitions and the Fund’s ultimate exposure to any assumed liabilities.

The Fund may have the opportunity to acquire a portfolio of Secondary Investments from a seller on an “all or nothing” basis. Certain of the Secondary Investments in the portfolio may be less attractive than others, and certain of the sponsors of such Secondary Investments may be more familiar to the Fund than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those investments that the Subadviser considers (for commercial, tax, legal or other reasons) less attractive.

When the Fund acquires an interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the investment and, subsequently, that investment recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such investment. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the investment, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Due Diligence Risk. The Subadviser seeks to conduct reasonable and appropriate analysis and due diligence in connection with investment opportunities. Due diligence may entail evaluation of important and complex business, financial, tax, accounting, environmental and legal issues. Outside consultants, legal advisors, accountants, investment banks and other third parties may be involved in the due diligence process to varying degrees depending on the type of investment, the costs of which will be borne by the Fund. The involvement of third-party advisors or consultants may present a number of risks primarily relating to the Subadviser’s reduced control of the functions that are outsourced. In addition, if the Subadviser is unable to timely engage third-party providers, its ability to evaluate and acquire more complex targets could be adversely affected.

When conducting due diligence and making an assessment regarding an investment opportunity, the Subadviser relies on available resources, including information provided by the management of Portfolio Companies, investment advisers of Portfolio Funds, and, in some circumstances, third-party investigations. When co-investing with other investors, the Subadviser may rely on due diligence performed by and information provided by co-investors. The Subadviser’s due diligence process may not reveal all facts that may be relevant in connection with an investment made by the Fund. In some cases, only limited information is available about a Portfolio Company or Portfolio Fund in which the Subadviser is considering an investment. There can be no assurance that the due diligence investigations undertaken by the Subadviser will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating a particular investment opportunity, or that the Subadviser’s due diligence will result in an investment being successful.

In the event of fraud by any Portfolio Company or Portfolio Fund, or by its management or affiliates, the Fund may suffer a partial or total loss of capital invested in that Portfolio Company or Portfolio Fund. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. An additional concern is the possibility of material misrepresentation or omission on the part of the Fund investment or the seller of a Secondary Investment. Such inaccuracy or incompleteness may adversely affect the value of that investment. The Fund will rely upon the accuracy and completeness of representations made by Portfolio Companies and Portfolio Funds, and/or their current or former owners or management, in the due diligence process to the extent reasonable when it makes its investments, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

Expedited Transactions. The Subadviser may at times be required to perform investment analyses and make investment decisions on an expedited basis to take advantage of certain investment opportunities. In such cases, the information available to the Subadviser at the time of an investment decision may be limited and the Subadviser may not have access to detailed information regarding the investment opportunity, in each case, to an extent that may not otherwise be the case had the Subadviser been afforded more time to evaluate the investment opportunity. Therefore, no assurance can be given that the Subadviser will have knowledge of all circumstances that may adversely affect an investment.

Indemnification of Fund Investments, Managers and Others. The Fund may agree to indemnify certain of its investments and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of the particular company or fund. Indemnification of sellers of Secondary Investments may be required as a condition to purchasing such securities. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected.

Epidemics, Pandemics, and Public Health Issues. The Subadviser’s business activities as well as the activities of the Fund and its operations and investments could be materially adversely affected by outbreaks of disease, epidemics and public health issues in in the United States and globally.

In particular, a respiratory disease caused by a novel coronavirus, or COVID-19, has spread and is currently spreading rapidly around the world since its initial emergence in December 2019. This pandemic has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other pandemics and epidemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the novel coronavirus pandemic may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the pandemic may last for an extended period of time.

Market Disruption and Geopolitical Risk. The occurrence of events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Afghanistan, Pakistan, Egypt, Libya, Syria and the Middle East, international war or conflict (including the Israel-Hamas war), new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the United States and around the world, social and political discord, debt crises (such as the Greek crisis), sovereign debt downgrades, the Russian invasion of Ukraine, increasingly strained relations between the United States and a number of foreign countries, including historical adversaries, such as North Korea, Iran, China and Russia, and the international community generally, new and continued political unrest in various countries, such as Venezuela and Spain, the exit or potential exit of one or more countries from the European Union (“EU”) or the European Monetary Union, and continued changes in the balance of political power among and within the branches of the U.S. government, among others, may result in market volatility, may have long term effects on U.S. and worldwide financial markets, and may cause further economic uncertainties in the United States and worldwide.

Russia launched a large-scale invasion of Ukraine in February 2022. The extent and duration of the military action, resulting sanctions, and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, could have a severe adverse effect on Russia and the European region, including significant negative impacts on the Russian economy, the European economy and the markets for certain securities and commodities, such as oil and natural gas, and may likely have collateral impacts on such sectors globally as well as other sectors. How long such military action and related events will last cannot be predicted.

China and the United States have each imposed tariffs on the other country’s products. In addition, the Trump Administration has recently imposed tariffs on steal and aluminum imported into the United States, and has threatened to impose broad tariffs on goods imported from Canada and Mexico. Canada and Mexico have, in turn, threatened to impose their own tariffs on U.S. goods imported into their countries. These actions may cause a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods, and possible failure of individual companies and/or large segments of Canada’s, China’s, and Mexico’s export industries, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from Canada, China, and/or Mexico, and those that make large amounts of sales in Canada, China, and/or Mexico, would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the Euro. Events such as these and their consequences are difficult to predict, and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The Fund does not know how long the securities markets may be affected by these and similar events and cannot predict the effects of similar events in the future on the U.S. economy and securities markets. There can be no assurance that similar events and other market disruptions will not have other material and adverse implications.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Description of the Fund and its Shares

The Fund is a statutory trust organized under the laws of the State of Delaware. The Fund is authorized to issue an unlimited number of Shares.

The Fund currently offers one class of Shares. All such Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. Except as permitted by the Fund’s interval structure, no shareholders have the right to require repurchase of any Shares by the Fund or to tender Shares to the Fund for repurchase. See the section “Share Repurchases” above.

The Fund’s Declaration of Trust provides that the Board may authorize one or more classes of Shares, with Shares of each such class or series having such preferences, voting powers, terms of repurchase, if any, and special or relative rights or privileges (including conversion rights, if any) as the Board may determine. The Board does not have current plans to offer additional classes of Fund Shares, but may in the future.

Each whole Share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share is entitled to a proportionate fractional vote.

The Fund may be terminated at any time by the action of a majority of the Trustees without shareholder vote or consent. Upon termination of the Fund, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Fund as may be determined by the Trustees, shareholders are entitled to share ratably in all remaining assets of the Fund (except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of the Shares).

The Fund’s Declaration of Trust provides that the Court of Chancery of the State of Delaware or, if that court does not have subject matter jurisdiction, the Superior Court of the State of Delaware, shall be the sole and exclusive forum for any suit, action or proceeding brought by or in the right of any Fund shareholder seeking to enforce any provision of, or based on any matter arising out of, or in connection with, the Fund’s Declaration or the Trust, any series or class or any Shares, including any claim of any nature against the Fund or the Fund’s Trustees or officers. The Fund’s Declaration of Trust further provides that, notwithstanding the foregoing, the U.S. Federal District Courts will be the exclusive forum for causes of action arising under the federal securities laws (other than where the Fund consents in writing to the selection of an alternative forum).

These exclusive forum provisions may increase costs for a Fund shareholder to bring a claim or may prevent a shareholder from bringing a claim in a judicial forum that the shareholder finds convenient or favorable. Further, the enforceability of the provision requiring actions under federal securities laws be brought in U.S. Federal District Courts is questionable. If a court were to find the forum selection provisions contained in the Declaration of Trust to be inapplicable or unenforceable in an action, the Fund may incur additional costs associated with resolving such action in other jurisdictions.

The Fund’s Declaration of Trust also requires that a shareholder’s right to a jury trial be waived to the fullest extent permitted by law in any suit, action, or proceeding brought in the Superior Court of the State of Delaware. This waiver of a jury trial may limit a shareholder’s ability to litigate a claim in a manner that is more favorable to the shareholder.

The foregoing is intended only as a summary and is qualified in its entirety by reference to the full text of the Fund’s Declaration of Trust and Bylaws, each as amended, both of which are on file with the SEC.

Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History. The Fund is a newly organized and no operating history. The Fund does not currently have any historical financial statements or other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance. An investment in the Fund is therefore subject to all of the risks and uncertainties associated with a new business, including the risk that the Fund will not achieve its investment objective and that the value of any potential investment in Shares could decline substantially as a consequence.

This is the first investment portfolio advised by the Subadviser.

Closed-End Fund; Limited Liquidity of Shares; Repurchase Offers Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Fund; Limited Liquidity of Shares; Repurchase Offers Risks. The Fund is a non-diversified, closed-end management investment company designed for long-term investors. The Fund is neither a liquid investment nor a trading vehicle. You should not invest in the Fund if you need a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis.

The Fund’ Shares are not listed for trading on any securities exchange and are not publicly traded. There is currently no secondary market for the Shares, and you should not rely on any secondary market developing for the Shares. Shares are subject to substantial restrictions on transferability.

Although the Fund will be making semiannual offers to repurchase its Shares beginning in August 2026 (each such offer expected to be limited to no more than 5% of the Fund’s outstanding Shares), these offers may be oversubscribed and there is no guarantee that you will be able to sell all of the Shares you desire in any semiannual repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of a repurchase offer being oversubscribed and subject to proration, may tender more Shares than they wish to have repurchased in a particular semiannual period, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. Such fluctuations may be exacerbated by currency fluctuations (to the extent the Fund invests in assets denominated in foreign currencies) and other developments. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders. Additionally, in certain instances, these repurchase offers may be suspended or postponed. See “Share Repurchases.”

Semiannual repurchases by the Fund of its Shares typically will be funded from available cash. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. In addition, the Fund may be required to sell portfolio securities (including at inopportune times) to satisfy repurchase requests, resulting in increased transaction costs that must be borne by the Fund and its shareholders. The sale of Fund assets to satisfy repurchase requests may also result in higher short-term capital gains for taxable shareholders. Furthermore, diminution in the size of the Fund may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

Non-Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. The Fund is a non-diversified fund. As defined in the Investment Company Act, a non-diversified fund may have a significant part of its investments in a smaller number of issuers than can a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Reliance on the Adviser and Subadviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on the Adviser and Subadviser. The Fund has no employees, and instead depends on the investment expertise, skill, and network of business contacts of the Adviser and the Subadviser. The Fund’s success depends to a significant extent on the continued service and coordination of the Adviser’s and the Subadviser’s professionals. The departure of any of the Adviser’s or the Subadviser’s professionals could have a material adverse effect on the Fund’s ability to achieve its investment objective.

The Fund’s ability to achieve its investment objective depends on the Subadviser’s ability to identify, analyze, invest in, and monitor companies and investments that meet the Fund’s investment criteria. The Subadviser’s capabilities in structuring the investment process and providing competent, attentive and efficient investment services to the Fund depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Subadviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Subadviser may be unable to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations. Neither the Adviser nor the Subadviser is required to devote its full time to the business of the Fund, and there is no guarantee or requirement that any investment professional or other employee of the Adviser or the Subadviser will allocate a substantial portion of his or her time to the Fund.

Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Offering Risk. To the extent the Fund is not able to raise sufficient funds through the sale of Shares, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and an investor could lose some or all of the value of his or her investment in the Shares. In addition, because many of the Fund’s expenses are fixed, it is anticipated that shareholders will bear a larger proportionate share of Fund expenses if the Fund does not grow to a significant extent.

Use of Proceeds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Proceeds. The Subadviser has significant flexibility in applying the proceeds of the continuous offering of the Fund’s Shares, and may use the net proceeds from this offering in ways with which you do not agree, including to market the Fund to other investors, or for purposes other than those contemplated at the time of this offering. There is no assurance that the Subadviser will be able to successfully use the proceeds of this offering within the timeframe contemplated. The Subadviser will also use the proceeds of this offering to pay the Fund’s organizational, offering, marketing, and operating expenses, including due diligence expenses of potential new investments, which are substantial. These Fund expenses will lower the Fund’s returns. In addition, there is no guarantee that the Fund’s offering of Shares will be successful or that the Fund’s expense ratio (which is estimated in this prospectus) will decline in future years.

Although the Fund currently intends to invest the proceeds from the sale of the Shares offered hereby as soon as practicable, such investments may be delayed if suitable investments are unavailable at the time. Delays the Fund encounters in the selection, due diligence and acquisition of investments would likely limit the Fund’s ability to pay distributions and lower overall returns.

Expense Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Expense Risk. The annual Fund expenses shown in the “Summary of Fund Fees and Expenses” section of this prospectus are estimates and the actual costs of investing in the Fund may be significantly higher than the estimated Fund expenses shown for a variety of reasons, including, for example, if the Fund does not raise sufficient assets in its first year to have an average net asset value of $50 million or if the actual expenses the Fund incurs during its first year exceed its estimates. The Fund has a higher management fee than most other closed-end funds.

Amount or Frequency of Distributions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Amount or Frequency of Distributions. The amount of any distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, there is no assurance that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions, or any distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, tax requirements, and such other factors as the Board may deem relevant from time to time.

A portion of the distributions the Fund makes may represent a return of capital for U.S. federal tax purposes. A return of capital generally is a return of your investment in the Fund rather than a return of earnings or gains derived from the Fund’s investment activities, and will be made after deduction of the fees and expenses payable in connection with the offering and the Fund’s operations, including any fees payable to the Adviser and the Subadviser. See “Tax Matters” for additional information.

Competition for Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for Investment Opportunities Risk. The Fund will be competing with other investment companies, investment funds (including private venture capital, private equity, and real estate funds), and institutional investors in making private investments. Many of these competitors are substantially larger and have considerably greater financial, technical, and marketing resources than the Fund. Some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. The Fund may lose investment opportunities if it is unable to match its competitors’ pricing, terms, and structure. Furthermore, many competitors are not registered investment companies and are thus not subject to the regulatory restrictions that the Investment Company Act imposes on the Fund. As a result of this competition, the Fund may not be able to pursue attractive private investment opportunities from time to time.

While the Fund is currently the Subadviser’s sole client, investment funds that the Subadviser (or an affiliate of the Subadviser) may advise in the future may invest in asset classes similar to those targeted by the Fund. As a result, the Subadviser and/or its affiliates may face conflicts in allocating investment opportunities between the Fund and these other investment funds. For example, an investment opportunity that is suitable for multiple clients of the Subadviser and its affiliates may not be shared among some or all of such clients and affiliates due to the limited scale of the opportunity or other factors, including restrictions imposed by the Investment Company Act or the Fund. Should the Subadviser (or an affiliate of the Subadviser) advise other investment funds in the future that invest in asset classes similar to those targeted by the Fund, the Subadviser intends to allocate investment opportunities to the Fund in a manner it deems to be fair and equitable over time. However, it is possible that over time the Fund would not be able to participate in certain investments made by affiliated investment funds that it might otherwise have desired to participate in.

Potential Reliance on Projections [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Reliance on Projections. In selecting and monitoring Fund investments, the Subadviser will from time to time rely upon projections, forecasts or estimates developed by the Subadviser or by a Portfolio Company or Portfolio Fund in which the Fund is invested or is considering making an investment concerning the Portfolio Company’s or Portfolio Fund’s future performance and cash flow. Projections, forecasts and estimates are forward-looking statements and are based upon certain assumptions. Actual events are difficult to predict and beyond the Fund’s control, and may differ materially from those assumed. Some important factors which could cause actual results to differ materially from those in any forward-looking statements include changes in interest rates and domestic and foreign business, market, financial or legal conditions, among others. Accordingly, there can be no assurance that estimated returns or projections can be realized or that actual returns or results for the Fund or its investments will not be materially lower than those estimated or targeted.

Affiliation Risk and Inability to Vote [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Affiliation Risk and Inability to Vote. The Fund may be precluded from investing in certain Portfolio Companies and Portfolio Funds due to regulatory implications under the Investment Company Act or other laws, rules or regulations, or may be limited in the amount it can invest in the voting securities of a Portfolio Company or Portfolio Fund, in the size of the economic interest it can have in the company or fund, or in the scope of influence it is permitted to have in respect of the management of the company or fund. Should the Fund be required to treat a Portfolio Company or a Portfolio Fund in which it has invested as an “affiliated person” under the Investment Company Act, the Investment Company Act would impose a variety of restrictions on the Fund’s dealings with the Portfolio Company or Portfolio Fund. Moreover, these restrictions may arise as a result of investments by future clients of the Subadviser or its affiliates in a Portfolio Company or Portfolio Fund. These restrictions may be detrimental to the performance of the Fund compared to what it would be if these restrictions did not exist, and could impact the universe of investable Portfolio Companies and Portfolio Funds for the Fund. The fact that many Portfolio Companies and Portfolio Funds may have a limited number of investors and a limited amount of outstanding equity heightens these risks.

The Fund may be able to avoid a Portfolio Company or a Portfolio Fund being deemed an “affiliated person” of the Fund by owning less than 5% of the voting securities of such Portfolio Company or Portfolio Fund. To limit its voting interest in a Portfolio Company or a Portfolio Fund, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in the Portfolio Company or Portfolio Fund. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. These voting waiver arrangements may increase the ability of the Fund and other future clients of the Subadviser to invest in certain Portfolio Companies and Portfolio Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Company or Portfolio Fund, the Fund will not be able to vote on matters that require the approval of such Portfolio Company’s or Portfolio Fund’s investors, including matters where the Fund is disadvantaged by its inability to vote.

There are, however, other statutory tests of affiliation (such as on the basis of control) and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Company or Portfolio Fund. If a Portfolio Company or Portfolio Fund is deemed to be an “affiliated person” of the Fund, transactions between the Fund and such Portfolio Company or Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued and held on the Fund’s books at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, or human error. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. When market quotations are not available, the Adviser may price such investments pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of the Fund’s investments. Technological issues and/or errors by pricing services or other third-party service providers may also impact the Fund’s ability to value its investments and the calculation of the Fund’s NAV.

When market quotations are not readily available or are deemed to be inaccurate or unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing may require determinations that are inherently subjective and inexact about the value of a security or other asset. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Fund is able to obtain upon sale, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

A substantial portion of the Fund’s assets are expected to consist of securities of private companies for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Fund at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.

The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by the Fund may trade with bid-offer spreads that may be significant. In addition, the Fund will hold privately placed securities for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

The Fund’s NAV is a critical component in several operational matters including computation of advisory and services fees and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund. The Fund may need to liquidate certain investments, including illiquid investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining shareholders to the benefit of shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage shareholders whose Shares were accepted for repurchase to the benefit of remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its NAV, see “Determination of Net Asset Value.”

Investment Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Dilution Risk. The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Amended and Restated Declaration of Trust (“Declaration of Trust”) authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund expects to sell additional Shares or other classes of Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.

Legal, Litigation and Regulatory Action Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal, Litigation and Regulatory Action Risk. The Fund, the Adviser, the Subadviser, and their affiliates are subject to a number of unusual risks, including changing laws and regulations, developing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. These risks and their potential consequences are often difficult or impossible to predict, avoid or mitigate in advance, and might make some investments unavailable to the Fund. The effect on the Fund, the Adviser, the Subadviser, or any affiliate of any such legal risk, litigation or regulatory action could be substantial and adverse. In addition, any litigation may consume substantial amounts of the Adviser’s and/or Subadviser’s time and attention, and that time and the devotion of resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation.

No Independent Underwriter [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Independent Underwriter. The Fund is conducting the continuous offering of the Fund’s Shares without the aid of an independent principal underwriter. Accordingly, Fund shareholders will not have the benefit of an independent due diligence review and investigation of the type normally performed by an independent principal underwriter in connection with the offering of securities.

Certain states impose additional requirements on issuers, and their officers and agents, that offer securities in the state without the use of a principal underwriter, while other states may require certain Fund officers or personnel of the Adviser to register as an “agent”, “issuer agent,” or similar in the state. Compliance with these requirements creates regulatory risk and extra expenses for the Fund.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security Risk. With the increased use of technologies such as the Internet to conduct business, the Fund and its service providers, as well as the Web App, are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the Web App, the Adviser, the Subadviser, or other Fund service providers (including, but not limited to, fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. As a result, the Fund or its shareholders could be negatively impacted.

The Web App, through its third-party hosting facilities, will electronically store investors’ bank information, social security numbers, and other personally-identifiable sensitive data that is submitted through the Web App. Similarly, certain Fund service providers, including the Fund’s Administrator, may process, store, and transmit such information. The Fund has procedures and systems in place that it believes are reasonably designed to protect this sensitive information and prevent data losses and security breaches. However, these measures cannot provide absolute security. Any accidental or willful security breach or other unauthorized access could cause shareholders’ secure information to be stolen and used for criminal purposes, and shareholders would be subject to increased risk of fraud or identity theft. Because techniques used to obtain unauthorized access or to sabotage systems change frequently and generally are not recognized until they are launched against a target, we and the third-party hosting facilities we use may be unable to anticipate these techniques or to implement adequate preventative measures. Any security breach, whether actual or perceived, could harm the Fund’s reputation, resulting in the potential loss of investors and adverse effect on the value of a shareholder’s investment in the Fund.

Opinions and Forward-Looking Statements May Not Be Correct [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Opinions and Forward-Looking Statements May Not Be Correct. This prospectus and the Fund’s marketing materials may contain many opinions and forward-looking statements about the direction and future performance of venture capital, private equity, and real estate markets, and venture capital, private equity, and real estate secondaries and co-investment markets, the relative merits of various investment strategies and investment firms, and the capabilities and competitive strength of the Adviser, the Subadviser, and the Fund. These statements include predictions, statements of belief and expectation, and may include the use of qualitative terms such as “best-of-class,” “superior” and “top-tier.” Investors should understand that such statements represent the current views of the Adviser, Subadviser, or other third party sources, that other market participants might have differing views, and that the actual events, including the actual future performance of the venture capital, private equity, and real estate markets and venture capital, private equity, and real estate secondaries and co-investment markets and the Fund could differ sharply from the opinions and forward-looking statements contained in the Fund’s prospectus and marketing materials. Any such departures could materially affect the performance of the Fund. In addition, the Adviser has not independently verified any of the information provided by third party sources and cannot ensure its accuracy. For all of the reasons set above and others, prospective investors are cautioned not to place undue reliance on opinions, statements, and performance.

Venture Capital and Private Equity Investing Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Capital and Private Equity Investing Risks. While venture capital and private equity investments offer the opportunity for significant gains, these investments also involve an extremely high degree of business and financial risk and can result in substantial losses. There generally will be little or no publicly available information regarding the status and prospects of Portfolio Companies. For example, Portfolio Companies will generally not be subject to SEC reporting requirements, will generally not be required to maintain accounting records in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and are generally not required to maintain effective internal controls over financial reporting. As a result, the Adviser and the Subadviser may not have timely or accurate information about the business, financial condition and results of operations of the Portfolio Companies in which the Fund invests. Many investment decisions by the Subadviser will be dependent upon the ability to obtain relevant information from non-public sources, and the Subadviser may be required to make decisions without complete information or in reliance upon information provided by third parties that is impossible or impracticable to verify.

Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and the reduction or loss of the Fund’s investment. Portfolio Companies are also more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Portfolio Company and, in turn, on the Fund. At the time of the Fund’s investment, a Portfolio Company may lack one or more key attributes (e.g., proven technology, marketable product, complete management team, or strategic alliances) necessary for success. In most cases, investments will be long term in nature and may require many years from the date of initial investment before disposition.

The marketability and value of each Portfolio Company investment will depend upon many factors beyond the Subadviser’s control. Portfolio Companies may have substantial variations in operating results from period to period, face intense competition, and experience failures or substantial declines in value at any stage. The public market for startup and emerging growth companies is extremely volatile. Such volatility may adversely affect the development of Portfolio Companies, the ability of the Fund to dispose of investments, and the value of investment securities on the date of sale or distribution by the Fund. In particular, the receptiveness of the public market to initial public offerings by the Fund’s Portfolio Companies may vary dramatically from period to period. An otherwise successful Portfolio Company may yield poor investment returns if it is unable to consummate an initial public offering at the proper time. Even if a Portfolio Company effects a successful public offering, the Portfolio Company’s securities may be subject to contractual “lock-up,” securities law or other restrictions, which may, for a material period of time, prevent the Fund from disposing of such securities. Similarly, the receptiveness of potential acquirers to the Fund’s Portfolio Companies will vary over time and, even if a Portfolio Company investment is disposed of via a merger, consolidation or similar transaction, the Fund's stock, security or other interests in the surviving entity may not be marketable. There can be no guarantee that any Portfolio Company investment will result in a liquidity event via public offering, merger, acquisition or otherwise. Generally, the investments made by the Fund will be illiquid and difficult to value, and there will be little or no collateral to protect an investment once made.

Following its initial investment in a given Portfolio Company, the Fund may decide to provide additional funds to such portfolio company or may have the opportunity or otherwise need to increase its investment in a Portfolio Company. There is no assurance that the Fund will have the opportunity to make follow-on investments, will make follow-on investments or will have sufficient available funds to make follow-on investments. Any decision by the Fund not to make follow-on investments or its inability to make such investments may have a substantial negative effect on a Portfolio Company in need of such additional capital or may result in a lost opportunity for the Fund to increase its participation in a successful operation.

These same risks will also apply to the venture capital and private equity Portfolio Funds in which the Fund may invest.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Focus Risk. The Fund may focus its investments in a limited number of issuers. Focusing the Fund’s portfolio in this manner could subject the Fund to a greater degree of risk with respect to the failure of one or a few investments and the Fund’s portfolio will be more susceptible to fluctuations in value resulting from poor performance of a limited number of its investments. As a result, the Fund’s aggregate return may be volatile and may be affected substantially by the performance of only one or a few holdings.

Technology Sector (Concentration) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology Sector (Concentration) Risk. The Fund’s portfolio will be concentrated in securities issued by technology companies and other investments that provide economic exposure to technology companies and, as such, it may be subject to more risks than if it were broadly diversified across additional sectors and industries of the economy. The market prices of interests in technology companies historically have exhibited a greater degree of market risk and price volatility than other types of investments. These investments may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Investments in technology companies also may be affected adversely by changes in technology, consumer and business purchasing patterns, short product cycles, falling prices and profits, government regulation, lack of standardization or compatibility with existing technologies, intense competition, aggressive pricing, dependence on copyright and/or patent protection and/or obsolete products or services.

Certain technology companies may face special risks that their products or services may not prove to be commercially successful. Technology companies are also strongly affected by worldwide scientific or technological developments, and as a result, their products may rapidly become obsolete. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-related sectors have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by the companies that operate in technology-related sectors may decrease over time, which could adversely affect their operating results. Technology companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, a rising interest rate environment tends to negatively affect technology companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, technology companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings.

Technology companies are often smaller companies with less experienced management teams and they may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets. The foregoing factors may negatively impact the value of any equity securities that the Fund may hold, which could in turn materially adversely affect the Fund’s business, financial condition and results of operations.

A technology company’s failure or inability to obtain, maintain, protect or enforce its proprietary, contractual and/or intellectual property rights, including any unregistered intellectual property, and the costs involved in such action could harm the company’s business, financial condition, results of operations and prospects, and could lead to reputational loss with the company’s rightsholder partners and potential legal implications if the company is unable to protect and monetize its intellectual property. Failure to obtain intellectual property protection that is sufficiently broad may diminish a company’s competitive advantages or interfere with its ability to develop and market products and services.

A technology company may also face claims for intellectual property infringement, which could subject it to unanticipated legal and advisory fees, monetary damages, or limit it in using some of its technologies or providing certain solutions.

Companies Focused on Sports and Athletics Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Companies Focused on Sports and Athletics Risk. Because the Fund intends to invest in companies that focus on sports and athletics and adjacent industries, its performance will be especially sensitive to developments that affect those companies. In general, the success of companies focused on sports and athletics relies on consumer discretionary spending, which generally falls during economic downturns.

●	Professional Sports Teams and Leagues. Professional sports teams and leagues are dependent upon the performance and/or popularity of their franchises and compete, in varying respects and degrees, with other sporting events delivered over television networks, radio, the internet and online services, mobile applications and other alternative sources. In addition, professional sports teams and leagues are largely dependent on their ability to attract strong attendance to their professional sports franchises’ home games and compete, in certain respects and to varying degrees, with other leisure-time activities and entertainment options such as television, motion pictures, concerts and other live performances, restaurants and nightlife venues, the internet, social media and social networking platforms and online and mobile services, including sites for online content distribution, video on demand and other alternative sources of entertainment. Professional sports companies are also dependent upon their ability to develop, obtain and retain talented players as well as the on-field success of their teams and injuries to players also pose risk. The financial success of many professional sports teams and leagues is dependent on the revenue they derive from the sale of broadcasting rights and any decline could adversely affect the revenue that can be derived from the sale of these broadcasting rights. Economic downturns and other adverse conditions, such as suspension of sports events or limitation on in-person attendance at such events, can negatively affect their operations. Ticket sales and broadcasting revenue in part depend on personal disposable income and consumer and corporate spending. Any economic downturn or other deterioration in economic conditions, such as inflation, slower growth, unemployment levels, credit availability, fuel prices, interest rates, tax rates, trade relations and regulations, or other factors, are likely to have a negative impact on consumer and corporate discretionary spending and otherwise lead companies in affected industries to cut costs in response to these changed circumstances.

●	Sports and Athletics Technology Companies. Companies focusing on sports and athletic technologies face the same risks as described above under “Technology Sector (Concentration) Risk.” In addition, certain sports and athletics technology companies may rely heavily on partnering with specific sports organizations, from which they may acquire specific rights including (inter alia) data and licensing rights. A company’s overreliance on or loss of existing relationships with sports organizations, failure to win future tenders for new and/or existing rights packages, inability to meet the cost of rising rights acquisition fees, or failure to renew or expand existing relationships may cause unanticipated costs or loss of competitive advantage or require a company to modify, limit, or discontinue certain offerings, which could materially affect the company’s business, financial condition, results of operations, and prospects.

●	Hospitality Services and Assets Risks. Companies involved in hospitality and related services connected to or around sports (which may include restaurants, bars, and hotels in and around sports venues) are subject to a number of risks, including many of the risks discussed above with respect to professional sports teams and leagues. These companies typically face intense competition for customers and are rely largely on the success of specific sports teams or sports leagues in drawing fans. These companies are also subject to changes in general and local economic and financial conditions, local real estate market conditions, periodic overbuilding in specific markets, the recurring need for renovation and refurbishment, changes in tax and interest rates, the availability of financing for operating and capital requirements, natural disasters and extreme weather conditions, labor disputes (including league lockouts and similar), and adverse changes in zoning laws and other regulations. Certain of these companies may be dependent on the success of a single location or very few locations.

●	Sports and Athletic Healthcare Companies. Healthcare focused companies are subject to the general risks associated with the healthcare sector, including, among others, changes in government regulations, dependence on patents and intellectual property rights, industry and pricing competition, long and costly processes for obtaining new product approval by the U.S. Food and Drug Administration (the “FDA”), and extensive research and development, marketing, and sales costs. The revenues, income (or losses), and valuations of healthcare-focused companies can and often do fluctuate suddenly and dramatically, particularly if their products are up for regulatory approval or under regulatory scrutiny. Healthcare-focused companies are typically subject to the risks of new technologies along with competitive pressures and regulations and restrictions imposed by the FDA, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

Co-Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Co-Investment Risk. It is anticipated that the Fund will co-invest in Portfolio Companies sourced by third party investors unaffiliated with either the Fund or its affiliates, such as private venture capital and private equity funds. The Fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of the lead investor in the transaction. To the extent that the lead investor in such a co-investment opportunity assumes control of the management of the Portfolio Company, the Fund will be reliant not only upon the lead investor’s ability to research, analyze, negotiate and monitor such investments, but also on the lead investor’s ability to successfully oversee the operation of the company’s business. The Fund’s ability to dispose of such investments is typically severely limited, both by the fact that the securities are unregistered and illiquid and by contractual restrictions that may preclude the Fund from selling such investment. Often the Fund may exit such investment only in a transaction, such as an initial public offering or sale of the company, on terms arranged by the lead investor. Such investments may be subject to additional valuation risk, as the Fund’s ability to accurately determine the fair value of the investment may depend upon the receipt of information from the lead investor. The valuation assigned to such an investment through application of the Fund’s valuation procedures may differ from the valuation assigned to that investment by other co-investors. In some cases, the Fund may pay fees such as placement fees, management fees, administrative fees and/or performance fees to venture capital and private equity fund sponsors in connection with a co-investment transaction in which the Fund participates, which fees would be in addition to the fees charged to the Fund by the Adviser and would be indirectly borne by investors in the Fund.

Follow-On Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Follow-On Investment Risk. The Fund’s investments in Portfolio Companies may require follow-on investments. The Fund may be required to provide follow-on funding for its Portfolio Companies or have the opportunity to make additional investments in such Portfolio Companies. There can be no assurance that the Fund will have sufficient funds to make any such additional investments. Any decision by the Fund not to make follow-on investments or its inability to make them may have a negative impact on a Portfolio Company in need of such an investment, which could, in turn, have a negative effect on the Fund’s returns. To the extent the Fund does not participate in a follow-on investment (which may be due to a number of factors, including not having sufficient uncommitted capital reserves to make the investment or restrictions under the Investment Company Act), then the Fund’s interest in the Portfolio Company may be diluted or subordinated to the new capital being invested.

Private Company Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Company Risks. Investments in start-up and growth-stage private companies (Portfolio Companies) involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. The Fund may not be able to sell such investments when the Subadviser deems it appropriate to do so because they are not publicly traded. As such, these investments are generally considered to be illiquid until a company’s public offering (which may never occur) and are often subject to additional contractual restrictions on resale following any public offering that may prevent the Fund from selling its shares of these companies for a period of time. Market conditions, developments within a company, investor perception or regulatory decisions may adversely affect a late-stage Portfolio Company and delay or prevent such a company from ultimately offering its securities to the public. Even if a Portfolio Company does issue shares in an initial public offering, initial public offerings are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. In addition:

●	Complex Capital Structures. The types of private companies in which the Fund seeks to invest frequently have much more complex capital structures than traditional publicly-traded companies, and may have multiple classes of equity securities with differing rights, including rights with respect to voting and distributions. In addition, it is often difficult to obtain information with respect to private companies’ capital structures, and even where the Subadviser is able to obtain such information, there can be no assurance that the information is complete or accurate. In certain cases, private companies may also have preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when the Subadviser has limited information with respect to such capital structures. There can be no assurance that the Fund will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a Portfolio Company’s equity securities. Any failure on the Subadviser’s part to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause the Fund to lose part or all of its investment, which in turn could have a material and adverse effect on the Fund’s performance.

●	Drag-Along Rights. The Portfolio Company securities the Fund acquires (or into which they are convertible) may be subject to drag-along rights, a standard term in a stock purchase agreement that permits a majority stockholder in a company to force minority stockholders to join in the sale of the company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force the Fund to liquidate its position in a Portfolio Company at a specified price, which could be, in the Subadviser’s opinion, inadequate or undesirable or even below the cost at which the Fund acquired the investment. In this event, the Fund could realize a loss or fail to realize gain in an amount that the Subadviser deems appropriate on the investment. Accordingly, the Fund may not be able to realize gains from its investments, and any gains that the Fund does realize on the disposition of any investments may not be sufficient to offset any other losses it experiences.

Portfolio Fund Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Fund Risks. While not a principal investment company, investments in Portfolio Funds are generally subject to the same risks described elsewhere in this “Risks” section with respect to the Fund’s direct investments in Portfolio Companies. Additional risks also apply to the Fund’s investment in Portfolio Funds, including:

●	Illiquid Investments. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly.

●	Valuation Risk. Portfolio Fund interests are ordinarily valued based upon valuations provided by the Portfolio Fund’s sponsor or manager, which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund’s manager. A Portfolio Fund’s manager may face a conflict of interest in valuing such securities since their values may have an impact on the manager’s compensation. The Fund expects that most Portfolio Funds in which it will invest will require an annual independent audit of their financial statements, which includes testing of portfolio valuations made by the Portfolio Fund’s manager. The Subadviser will review and perform due diligence on the valuation procedures used by each Portfolio Fund’s manager and monitor the returns provided by the Portfolio Funds. However, neither the Subadviser nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.

●	Duplication of Fees. The Fund may pay asset-based fees and performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the management fee the Fund pays to the Subadviser. Fund shareholders will indirectly bear their proportionate share of the expenses of the Portfolio Funds, in addition to their proportionate share of the expenses of the Fund. Thus, a Fund shareholder may be subject to higher operating expenses than if the shareholder invested in the Portfolio Funds directly. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for investment in Portfolio Funds.

●	Performance Fees. Performance-based fees charged by Portfolio Fund managers may create incentives for the Portfolio Fund managers to make risky investments, and may be payable by the Fund to a Portfolio Fund manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative.

●	Unregistered Funds and Managers. Portfolio Funds generally are not registered as investment companies under the Investment Company Act; therefore, the Fund, as an investor in Portfolio Funds, will not have the benefit of the protections afforded by the Investment Company Act. Portfolio Fund managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Portfolio Funds managed by such Portfolio Fund managers, will not have the benefit of certain of the protections afforded by the Advisers Act.

●	Limited Operating Histories. The Fund may invest in Portfolio Funds that have only limited operating histories.

●	Regulatory Limitations. There is a risk that the Fund may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the Investment Company Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. For example, the Fund is required to disclose the names and current fair market value of its investments in Portfolio Funds on a periodic basis, and a Portfolio Fund may object to public disclosure concerning the Fund’s investment and the valuation of such investment. Furthermore, an investment by the Fund could cause the Fund and other funds managed or sub-advised by the Adviser or the Subadviser to become affiliated persons of a Portfolio Fund under the Investment Company Act and prevent them from engaging in certain transactions. The Fund may forego certain voting rights with respect to the Portfolio Funds in an effort to avoid “affiliated person” status under the Investment Company Act. The Adviser or the Subadviser may also refrain from including a Portfolio Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the Investment Company Act for the Fund and the Adviser’s or the Subadviser’s other clients if such an investment was made. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations.

●	Limited Information. Although the Subadviser will seek to receive detailed information from each Portfolio Fund regarding its historical performance and business strategy, in most cases the Subadviser will have little or no means of independently verifying this information. A Portfolio Fund may use proprietary investment strategies that are not fully disclosed to the Subadviser, which may involve risks under some market conditions that are not anticipated by the Subadviser.

●	In-Kind Distributions. The Fund may receive from a Portfolio Fund an in-kind distribution of securities that may be illiquid or difficult to value and difficult to dispose of.

●	Responding to Capital Calls. The Fund may be required to make incremental contributions pursuant to capital calls issued from time to time by a Portfolio Fund. If the Fund fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund.

●	Investment Concentration. A Portfolio Fund may focus on a particular industry or sector, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Portfolio Fund may focus on a particular country or geographic region, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions.

●	Negative Returns. Portfolio Funds may have little or no near-term cash flow available to distribute to its investors, including the Fund. Due to the pattern of cash flows in Portfolio Funds and the illiquid nature of their investments, Investors typically will see negative returns in the early stages of Portfolio Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Portfolio Fund’s investments are successful.

Although the Fund will be an investor in the Portfolio Funds, investors in the Fund will not themselves be equity holders of the Portfolio Funds and will not be entitled to enforce any rights directly against the Portfolio Funds or the Portfolio Fund managers, or assert claims directly against the Portfolio Funds, the Portfolio Fund managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio Funds that may be available to the Fund as an investor in the Portfolio Funds.

Fixed-Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed-Income Securities Risk. As noted above, the Fund may invest in and hold liquid fixed-income securities for liquidity management, in connection with implementation of changes in asset allocation (including following liquidation of an investment), or when identifying private investments for the Fund during periods of large cash inflows or otherwise for temporary defensive purposes. The fixed-income securities in which the Fund may invest are generally subject to the following risks:

●	Interest Rate Risk. The market value of fixed income securities in which the Fund may invest can be expected to vary inversely with changes in interest rates. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in the Fund’s NAV.

●	Credit Risk. The issuer of a fixed-income security may be unable or unwilling to make interest and/or principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If this occurs, or is perceived as likely to occur, the value of the fixed-income security may fall significantly.

●	Duration Risk. Duration measures the weighted average term to maturity of a fixed-income security’s expected cash flows. In general, fixed-income securities with longer durations are more sensitive to interest rate fluctuations (and thus typically experience higher volatility and are higher risk) than those with shorter durations. Duration also represents the approximate percentage change that the price of a fixed-income security would experience for a 1% change in interest rates. For example, the value of a fixed-income security with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%, while the value of a fixed-income security with a duration of two years would be expected to fall approximately 2% if interest rates rose by 1%.

The Fund has no set policy regarding the portfolio maturity or duration of the fixed-income securities it may hold. There can be no assurance that the Subadviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the duration or maturity of the fixed-income portion of the Fund’s portfolio (if any) will be successful at any given time.

Publicly Traded Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Publicly Traded Equity Securities Risk. Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. Common stocks of companies that operate in certain sectors or industries tend to experience greater volatility than companies that operate in other sectors or industries or the broader equity markets. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common equity securities in which the Fund may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers.

Other Investment Companies Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Companies Risks. For liquidity management or in connection with implementation of changes in asset allocation or when identifying private investments for the Fund during periods of large cash inflows or otherwise for temporary defensive purposes, the Fund may invest in securities of money market funds, mutual funds, and exchange-traded funds (“ETFs”). To the extent that the Fund invests in these other investment companies, there will be some duplication of expenses because the Fund will bear its pro rata portion of such funds’ management fees and operational expenses in addition to the Fund’s own management fees and operational expenses. There is no assurance that a money market fund’s, mutual fund’s, or ETF’s investment objectives will be achieved, and these investments can lose money.

Certain money market funds that operate in accordance with Rule 2a-7 under the Investment Company Act float their net asset value while others seek to reserve the value of investments at a stable net asset value (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed, and it is possible for the Fund to lose money by investing in these and other types of money market funds. Shares of ETFs trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Accordingly, the price the Fund pays or receives with respect to buying or selling an ETF’s shares may be higher or lower than the net asset value of those shares.

Illiquid Investments and Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Investments and Restricted Securities Risk. The Fund may invest without limitation in illiquid or less liquid investments or investments for which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.

Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. For example, Rule 144A under the Securities Act provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers, such as the Fund. However, an insufficient number of qualified institutional buyers interested in purchasing the Rule 144A-eligible securities that the Fund holds could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. When registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses and considerable time may pass before the Fund is permitted to sell a security under an effective registration statement. If adverse market conditions develop during this period, the Fund might obtain a less favorable price than the price that prevailed when the Fund decided to sell. The Fund may be unable to sell restricted and other illiquid investments at opportune times or prices.

Minority Investor Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Minority Investor Risks. The Fund expects in almost all cases to be a minority investor when investing in Portfolio Companies and Portfolio Funds, and will not have the ability to control or influence the operations of such Portfolio Companies and Portfolio Funds, nor will it have the right to remove the managers thereof. Rather, Fund will be reliant on the existing management and boards of directors of such companies and funds, which may include representatives of other unaffiliated investors whose interests may at times conflict with the Fund’s interests. The Fund could therefore be adversely affected by actions taken by management or any holders of a majority in interest of the Portfolio Companies and Portfolio Funds in which it invests.

Non-U.S. Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Investments Risk. Non-U.S. securities involve certain factors not typically associated with investing in U.S. securities, including risks relating to: (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various foreign currencies in which foreign investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) inflation matters, including rapid fluctuations in inflation rates; (iii) differences between the U.S. and foreign securities markets, including potential price volatility in and relative liquidity of some foreign securities markets, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and the potential of less government supervision and regulation; (iv) economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; (v) the possible imposition of foreign taxes on income and gains recognized with respect to such securities; and (vi) difficulties in enforcing legal judgements in foreign courts.

Laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Fund.

In addition, settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Communications between the United States and foreign countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk. Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Subadviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

The Fund may hold investments located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors

Secondary Investments Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Investments Risks. The Fund may acquire interests in Portfolio Companies and Portfolio Funds from third party holders of these interests in secondary transactions (“Secondary Investments”). In many cases, the economic, financial and other information available to and used by the Subadviser in selecting and structuring Secondary Investments may have been prepared by the sponsor of the Secondary Investment, may be incomplete or unreliable, and/or may not be verifiable by the Subadviser. The Fund will also not have the opportunity to negotiate the terms of Secondary Investments, including any special rights or privileges. Valuation of Secondary Investments may be difficult because there will generally be no established market for such interests. Moreover, the purchase price of Secondary Investments will be subject to negotiation with the sellers of such interests and may, in certain cases, include the Fund’s assumption of certain contingent liabilities. The overall performance of the Fund may depend in part on the accuracy of the information available to the Subadviser, the acquisition price paid by the Fund for the Secondary Investments and the structure of such acquisitions and the Fund’s ultimate exposure to any assumed liabilities.

The Fund may have the opportunity to acquire a portfolio of Secondary Investments from a seller on an “all or nothing” basis. Certain of the Secondary Investments in the portfolio may be less attractive than others, and certain of the sponsors of such Secondary Investments may be more familiar to the Fund than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those investments that the Subadviser considers (for commercial, tax, legal or other reasons) less attractive.

When the Fund acquires an interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the investment and, subsequently, that investment recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such investment. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the investment, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Due Diligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Due Diligence Risk. The Subadviser seeks to conduct reasonable and appropriate analysis and due diligence in connection with investment opportunities. Due diligence may entail evaluation of important and complex business, financial, tax, accounting, environmental and legal issues. Outside consultants, legal advisors, accountants, investment banks and other third parties may be involved in the due diligence process to varying degrees depending on the type of investment, the costs of which will be borne by the Fund. The involvement of third-party advisors or consultants may present a number of risks primarily relating to the Subadviser’s reduced control of the functions that are outsourced. In addition, if the Subadviser is unable to timely engage third-party providers, its ability to evaluate and acquire more complex targets could be adversely affected.

When conducting due diligence and making an assessment regarding an investment opportunity, the Subadviser relies on available resources, including information provided by the management of Portfolio Companies, investment advisers of Portfolio Funds, and, in some circumstances, third-party investigations. When co-investing with other investors, the Subadviser may rely on due diligence performed by and information provided by co-investors. The Subadviser’s due diligence process may not reveal all facts that may be relevant in connection with an investment made by the Fund. In some cases, only limited information is available about a Portfolio Company or Portfolio Fund in which the Subadviser is considering an investment. There can be no assurance that the due diligence investigations undertaken by the Subadviser will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating a particular investment opportunity, or that the Subadviser’s due diligence will result in an investment being successful.

In the event of fraud by any Portfolio Company or Portfolio Fund, or by its management or affiliates, the Fund may suffer a partial or total loss of capital invested in that Portfolio Company or Portfolio Fund. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. An additional concern is the possibility of material misrepresentation or omission on the part of the Fund investment or the seller of a Secondary Investment. Such inaccuracy or incompleteness may adversely affect the value of that investment. The Fund will rely upon the accuracy and completeness of representations made by Portfolio Companies and Portfolio Funds, and/or their current or former owners or management, in the due diligence process to the extent reasonable when it makes its investments, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

Expedited Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Expedited Transactions. The Subadviser may at times be required to perform investment analyses and make investment decisions on an expedited basis to take advantage of certain investment opportunities. In such cases, the information available to the Subadviser at the time of an investment decision may be limited and the Subadviser may not have access to detailed information regarding the investment opportunity, in each case, to an extent that may not otherwise be the case had the Subadviser been afforded more time to evaluate the investment opportunity. Therefore, no assurance can be given that the Subadviser will have knowledge of all circumstances that may adversely affect an investment.

Indemnification of Fund Investments, Managers and Others [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Fund Investments, Managers and Others. The Fund may agree to indemnify certain of its investments and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of the particular company or fund. Indemnification of sellers of Secondary Investments may be required as a condition to purchasing such securities. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected.

Epidemics, Pandemics, and Public Health Issues [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Epidemics, Pandemics, and Public Health Issues. The Subadviser’s business activities as well as the activities of the Fund and its operations and investments could be materially adversely affected by outbreaks of disease, epidemics and public health issues in in the United States and globally.

In particular, a respiratory disease caused by a novel coronavirus, or COVID-19, has spread and is currently spreading rapidly around the world since its initial emergence in December 2019. This pandemic has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other pandemics and epidemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the novel coronavirus pandemic may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the pandemic may last for an extended period of time.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk. The occurrence of events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Afghanistan, Pakistan, Egypt, Libya, Syria and the Middle East, international war or conflict (including the Israel-Hamas war), new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the United States and around the world, social and political discord, debt crises (such as the Greek crisis), sovereign debt downgrades, the Russian invasion of Ukraine, increasingly strained relations between the United States and a number of foreign countries, including historical adversaries, such as North Korea, Iran, China and Russia, and the international community generally, new and continued political unrest in various countries, such as Venezuela and Spain, the exit or potential exit of one or more countries from the European Union (“EU”) or the European Monetary Union, and continued changes in the balance of political power among and within the branches of the U.S. government, among others, may result in market volatility, may have long term effects on U.S. and worldwide financial markets, and may cause further economic uncertainties in the United States and worldwide.

Russia launched a large-scale invasion of Ukraine in February 2022. The extent and duration of the military action, resulting sanctions, and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, could have a severe adverse effect on Russia and the European region, including significant negative impacts on the Russian economy, the European economy and the markets for certain securities and commodities, such as oil and natural gas, and may likely have collateral impacts on such sectors globally as well as other sectors. How long such military action and related events will last cannot be predicted.

China and the United States have each imposed tariffs on the other country’s products. In addition, the Trump Administration has recently imposed tariffs on steal and aluminum imported into the United States, and has threatened to impose broad tariffs on goods imported from Canada and Mexico. Canada and Mexico have, in turn, threatened to impose their own tariffs on U.S. goods imported into their countries. These actions may cause a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods, and possible failure of individual companies and/or large segments of Canada’s, China’s, and Mexico’s export industries, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from Canada, China, and/or Mexico, and those that make large amounts of sales in Canada, China, and/or Mexico, would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the Euro. Events such as these and their consequences are difficult to predict, and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The Fund does not know how long the securities markets may be affected by these and similar events and cannot predict the effects of similar events in the future on the U.S. economy and securities markets. There can be no assurance that similar events and other market disruptions will not have other material and adverse implications.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	2000 Central Ave.
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
Contact Personnel Name	Jesse Randall
Champion Fund Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]	All such Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights.
Security Voting Rights [Text Block]	Each whole Share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share is entitled to a proportionate fractional vote.
Security Liquidation Rights [Text Block]	The Fund may be terminated at any time by the action of a majority of the Trustees without shareholder vote or consent. Upon termination of the Fund, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Fund as may be determined by the Trustees, shareholders are entitled to share ratably in all remaining assets of the Fund (except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of the Shares).
Security Preemptive and Other Rights [Text Block]	All such Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights.

[1]	A 2.00% early repurchase fee payable to the Fund applies to Shares tendered to and repurchased by the Fund within the first 185 days the shareholder held the Shares. This early repurchase fee is phased out over 545 days.
[2]	Includes estimated fees and expenses of the Portfolio Funds in which the Fund expects to invest. The 0.50% figure shown as “Acquired Fund Fees and Expenses” reflects operating expenses of these Portfolio Funds—including management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds—but does not include any performance based fees or allocations paid by Portfolio Funds that are calculated solely on realization and/or distributions of gains (e.g., so-called “carried interest”), or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. The Portfolio Funds in which the Fund expects to invest generally charge an annual management fee of 1.00% to 2.00%, and approximately 20% of net profits as a carried interest allocation (the carried interest allocation is not reflected in the Acquired Fund Fees and Expenses figure provided above). The Acquired Fund Fees and Expenses disclosed above are based on historic returns of the types of Portfolio Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses. The Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s fiscal year ending March 31, 2026.
[3]	Other Expenses are based on estimated amounts for the Fund’s fiscal year ending March 31, 2026. Other Expenses include, but are not limited to, custody, transfer agency and administration, accounting, organizational, legal, and auditing fees of the Fund for its first fiscal year. Other Expenses also include an estimated 0.50% in annual ongoing Fund offering and marketing expenses.
[4]	The Adviser has contractually agreed to waive its management fee and/or reimburse Fund expenses to the extent necessary so that the Fund’s total annual Operating Expenses (which exclude any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) do not exceed 4.90% of the Fund’s average daily net assets. For a period not to exceed three years from the date on which a waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the expense limitation in place at the time the management fees were waived and/or the Fund expenses were paid or reimbursed, or any expense limitation in place at the time the Fund would repay the Adviser, whichever is lower. This contractual expense limitation will remain in effect through the 4.90%, the one-year anniversary of the date of this prospectus, unless the Board approves its earlier termination.